Stein Roe Advisor Funds

Annual Report
June 30, 1999


[PHOTO OF BRIDGE HERE]

Stein Roe Advisor Fund

Tax-Exempt Fund

   Stein Roe Advisor High-Yield Municipals Fund


[STEIN ROE LOGO HERE]

Contents
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Fund Performance.............................................................. 1

   How the Stein Roe Advisor High-Yield Municipals Fund has done over time

Questions & Answers........................................................... 2

   Interview with the portfolio manager and a summary of investment activity

Portfolio of Investments...................................................... 4

   A complete list of investments with market values

Financial Statements..........................................................10

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.................................................16

Financial Highlights..........................................................18

   Selected per-share data

Report of Independent Auditors................................................19



                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------


                          Average Annual Total Returns
                           Periods Ended June 30, 1999
--------------------------------------------------------------------------------

                                                          1 Year          5 Years        10 Years
------------------------------------------------------------------------------------------------------
Stein Roe Advisor High-Yield Municipals Fund                3.08%(a)       6.90%           6.72%
Lehman Brothers Municipal Bond Index                        2.76%          7.00%           7.43%
Lipper High-Yield Municipal Debt Fund Average               1.90%          6.64%           6.82%
Number of Funds in Peer Group                                 53             27              15

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The Advisor currently limits expenses on Class K shares to 1.10% of average net assets. Absent this limit, total return would be less.

(a) 0.50% of the return for the fiscal year end June 30, 1999 is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return for the Fund for this period would have been 2.58%.


Stein Roe Advisor High-Yield Municipals Fund
--------------------------------------------------------------------------------


Growth of a $10,000 Investment June 30, 1989 to June 30, 1999.



[LINE CHART HERE]


Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.10% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares prior to 2/4/98 is based on performance of the SR&F High-Yield Municipals Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor High-Yield Municipals Fund to the Lehman Brothers Municipal Bond Index, an unmanaged group of bonds not available for direct investment and not associated with any Stein Roe fund. The chart assumes a $10,000 investment on 6/30/89, reinvestment of distributions and compares fund performance to an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund. Source of Lipper data: Lipper, Inc., a monitor of mutual fund performance.

Questions & Answers

An Interview with Maureen Newman Portfolio Manager of
Stein Roe Advisor High-Yield Municipals Fund and SR&F High-Yield
Municipals Portfolio

--------------------------------------------------------------------------------
                                    Fund Data
   Investment Objective:

   Seeks a high level of tax-free income consistent with capital preservation by investing in long-term municipal securities, principally of medium and lower quality.

Q: How did the Fund perform in fiscal 1999?

Newman: High-Yield Municipals Fund outperformed the average of its peers for the 12-month period ended June 30, 1999. With dividends reinvested, the Fund had a total return of 3.08% for the 1999 fiscal year. Of the 3.08% return, 0.50% was attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return for the Fund would have been 2.58%. The Lehman Brothers Municipal Bond Index returned 2.76% for the same period.
     We had a tremendous amount of volatility during the year. Deteriorating economic conditions in South-east Asia, Latin America and in parts of Europe last summer triggered a flight to quality movement into U.S. Treasuries. Both Treasury and municipal bond prices rose through late summer and early fall.
     In late January, bond yields began to rise as reports of strong economic growth in the fourth quarter proved the economy resilient to international crises. Municipal bond yields rose as well, but not as much as those of Treasuries.

Q: You mentioned that January marked a turning point for the municipal bond market. Since then, how have you adjusted the portfolio's positioning?

Newman: For much of the period, the Fund's duration remained fairly stable. More recently, however, after U.S. Treasury prices declined--and inversely yields have risen-- we have modestly lengthened the duration of the Fund in an effort to take advantage of higher yields on municipal bonds at the long end of the yield curve.

Q: Have you changed the portfolio's holdings?

Newman: Yes, and quite significantly. Total holdings in the portfolio have increased to 139, up from just 114 issues last November, when I began managing the Fund.
     One of our goals has been to further diversify the portfolio's holdings. Toward that end, we decreased our position in airline bonds, one of the Fund's largest sector allocations last fall.
     For example, we sold bonds issued by United Airlines and Continental Airlines. Because credit spreads in this sector did not widen the way they did in most sectors, these bonds were richly priced, which also made them attractive sell candidates given the amount of value we were able to lock in.
     We also have been increasing our holdings in selected health care, education and housing issues--particularly senior housing and multifamily housing--since these sectors historically have been less cyclical and therefore may perform well in a slowing economy.

Q: Have you made any shifts in the portfolio's credit quality?

Newman: In keeping with our goal to maintain a broad mix of bonds, as well as our objective to provide a high level of tax-free income, we have marginally increased the portfolio's holdings of lower-rated securities. We also typically have strong security provisions on these bonds. For example, when we bought Walker Methodist, (0.4% of net assets), a Minnesota nursing home whose credit quality was not rated, we got a mortgage on the property to give us added credit protection.

Q: In what areas of the country are you finding the best opportunities for yield?

Newman: We hold bonds in many states. However, our practice has been to buy fewer bonds in New York, California and Massachusetts because the yields in these high tax-burden states are usually not as great as in other states that have lower income tax rates or no income tax. Our experience has been that the higher the state tax rate, the greater the demand for tax-exempt bonds and the more investors are willing to pay,

Questions & Answers continued
--------------------------------------------------------------------------------

regardless of the bond's coupon. As a result, the issuer historically hasn't had to offer as much yield to attract investors.

Q: What is your outlook for the year ahead?

Newman: We believe that the U.S. economy will slow down to some extent in the coming year. This may be driven in part by the effects of a strong U.S. dollar on overseas trade which has started to moderate growth in the domestic manufacturing sector. Currently, some U.S. manufacturers believe they are losing overseas sales because their products are too expensive for foreigners to buy.
     As for High-Yield Municipals Fund, we expect to reduce the Fund's exposure to cyclical areas and increase holdings in non-cyclical sectors such as schools, health care and housing. We are also leaning toward slightly lengthening the Fund's duration to try to take advantage of any potential lowering of interest rates.

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 6/30/99 and are subject to change. Investing in high yield bonds involves greater credit risks than investing in higher-quality bonds. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Advisor currently limits expenses to 1.1% of average net assets. Absent this limit total return would be less. Source of Lipper data: Lipper, Inc.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Portfolio of Investments at June 30, 1999
(All amounts in thousands)


                                                                                                     Principal     Market
Municipal Securities (98.9%)                                                                            Amount      Value
------------------------------------------------------------------------------------------------------------------------
Arizona (0.9%)
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Memorial Hospital)
   8.125% 6/1/12.................................................................................      $ 2,500    $ 2,578

California (2.7%)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue Series 1995A 6.500% 1/1/32.....        2,000      2,200
Long Beach Aquarium of the Pacific Revenue Series A 6.125% 7/1/23................................        5,750      5,898
                                                                                                               ----------
                                                                                                                    8,098
Colorado (8.0%)
Adams County Single-Family Mortgage Revenue Series B (escrowed in U.S. Treasury securities)
   11.250% 9/1/11 (prerefunded to 9/1/09)........................................................          325        483
   11.250% 9/1/11 (prerefunded to 9/1/10)........................................................          360        545
   11.250% 9/1/11................................................................................          220        340
   11.250% 9/1/12................................................................................        1,440      2,256
Arapahoe County Capital Improvement Trust Fund Highway Revenue (escrowed in U.S. Treasury
   securities, prerefunded to 8/31/05) 7.000% 8/31/26............................................        7,000      8,072
Briargate Public Building Authority Landowner Assessment Lien
   Series 1985A 10.250% 12/15/00 (a).............................................................          506        506
   Series 1986A 9.500% 12/15/07 (a)..............................................................        1,857      1,857
Colorado Health Facilities Authority Revenue
   (Birchwood Manor Apartments, collateralized by GNMA securities) Series A 7.250% 4/1/11........          630        646
   (PSL Health Systems, escrowed in U.S. Treasury securities, prerefunded to 2/15/01) Series B
     8.500% 2/15/21..............................................................................        3,250      3,534
   (Volunteers of America) Series A 5.750% 7/1/10................................................        1,095      1,062
Denver City and County Airport Revenue Series D
   7.750% 11/15/21 (escrowed in U.S. Treasury securities, prerefunded to 11/15/01) (c)...........          830        912
   7.750% 11/15/21 (c)...........................................................................        3,170      3,417
LaJunta Hospital Revenue (Ark Valley Regional Medical Center Project)
   6.100% 4/1/24.................................................................................          500        488
                                                                                                               ----------
                                                                                                                   24,118
Connecticut (0.9%)
Connecticut State Development Authority PCR (Connecticut Light & Power) 5.850% 9/1/28............        2,900      2,838

Florida (4.0%)
Florida Housing Finance Agency Multi-Family Housing Revenue (Palm-Aire)
   10.000% 1/1/20 (b) (c)........................................................................        2,731      2,512
Leesburg Hospital Revenue (Leesburg Regional Medical Center, escrowed in U.S. Treasury
   securities, prerefunded to 7/1/02) Series A 7.375% 7/1/11.....................................          775        856
Northern Palm Beach County Improvement District (Water Control and Improvement Unit
   Development No. 9B) 6.000% 8/1/29.............................................................          750        749
Orange County Health Facilities Authority (Orlando Lutheran Towers) 8.625% 7/1/20................        5,000      5,575
Orlando Special Assessment Revenue Series A (Conroy Road Interchange Project)
   5.500% 5/1/10.................................................................................          200        195
   5.800% 5/1/26.................................................................................          500        483
Pinellas County Health Facilities Revenue (Pooled Hospital Loan Project) VRDB 2.550%.............          300        300
Stoneybrook Community Development District Capital Improvement Revenue
   Series B 5.700% 5/1/08........................................................................        1,000        986
   Series A 6.100% 5/1/19........................................................................          330        323
                                                                                                               ----------
                                                                                                                   11,979

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SR&F High-Yield Municipals Portfolio Continued
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

                                                                                                     Principal     Market
                                                                                                        Amount      Value
----------------------------------------------------------------------------------------------------------------------------
Georgia (4.1%)
Cartersville Development Authority (Anheuser-Busch) 7.375% 5/1/09 (c)............................      $ 3,000    $ 3,479
Clayton County Housing Authority Multi-Family Housing Revenue
   (Magnolia Park Apartments Project) Series A 6.250% 6/1/30.....................................        1,000        990
Municipal Electric Authority of Georgia Power Revenue Series V 6.600% 1/1/18.....................        6,065      6,829
Rockdale County Development Authority Solid Waste Disposal Revenue
   (Visy Paper) 7.500% 1/1/26 (c)................................................................        1,000      1,048
                                                                                                               ----------
                                                                                                                   12,346
Idaho (0.7%)
Idaho Health Facilities Authority Revenue (St. Lukes Regional Medical Center Project)
   VRDB 2.550%...................................................................................          300        300
Idaho Housing Agency Single-Family Mortgage Series B 7.500% 7/1/24 (c)...........................        1,645      1,730
                                                                                                               ----------
                                                                                                                    2,030
Illinois (4.1%)
Chicago Skyway Toll Bridge Revenue (escrowed in U.S. Treasury securities, prerefunded to 1/1/04)
   6.750% 1/1/17.................................................................................        1,500      1,662
Illinois Development Finance Authority
   (Catholic Charities) 5.950% 1/1/09............................................................        1,400      1,405
   (Hoosier Care Project) Series A 7.125% 6/1/34.................................................        1,500      1,502
   (Latin School of Chicago) 5.650% 8/1/28.......................................................        1,725      1,629
Illinois Development Finance Authority Solid Waste Disposal Revenue
   (Waste Management Incorporated Project) 5.050% 1/1/10.........................................          250        244
Illinois Educational Facilities Authority Revenue (Cultural Pool) VRDB 3.000%....................        2,200      2,200
Illinois Health Facilities Authority Revenue
   (United Medical Center, escrowed in U.S. Treasury securities,
     prerefunded to 7/1/03) 8.125% 7/1/06........................................................        2,015      2,219
   (Edward Hospital Association, escrowed in U.S. Treasury securities,
     prerefunded to 2/15/02) 7.000% 2/15/22......................................................          685        742
Illinois Housing Development Authority Multi-Family Housing
   Series C 7.400% 7/1/23........................................................................          140        148
Southwestern Illinois Development Authority Revenue
   (Anderson Hospital) 5.500% 8/15/20............................................................          500        471
   (Anderson Hospital) 5.625% 8/15/29............................................................          250        238
                                                                                                               ----------
                                                                                                                   12,460
Indiana (11.9%)
Hammond Sewer & Solid Waste Disposal Revenue (American Maize Products, gtd.
   by Eridania Beghin-Say) 8.000% 12/1/24 (c)....................................................        4,000      4,535
Indiana Health Facility Financing Authority Revenue
   (Metro Health/Indiana Project) 6.400% 12/1/33.................................................        1,500      1,436
   (Hoosier Care Project) Series A 7.125% 6/1/34.................................................          150        150
Indiana Health Facility Financing Authority Hospital Revenue
   (Riverview Hospital Project) 5.500% 8/1/24....................................................          575        541
Indiana State Development Finance Authority Revenue (Inland Steel Company) 5.750% 10/1/11........        5,000      4,625
Indiana Transportation Finance Authority Airport Facilities Lease Revenue Series A
   6.250% 11/1/16 (escrowed in U.S. Treasury securities, prerefunded to 11/1/02).................        3,550      3,830
   6.250% 11/1/16................................................................................          950      1,008
Indianapolis Airport Authority Revenue Special Facilities
   (Federal Express) 7.100% 1/15/17 (c)..........................................................        5,000      5,494
   (United Airlines) 6.500% 11/15/31 (c).........................................................        3,000      3,143
Indianapolis Local Public Improvement Bond Bank Series C (escrowed in U.S. Treasury
   securities, prerefunded to 1/1/02) 6.700% 1/1/17..............................................        8,900      9,575
Jasper County Economic Development Revenue (Georgia Pacific Project) 5.600% 4/1/29...............        1,000        958
New Castle Economic Development Revenue Series B Zero Coupon 3/1/18 (b)..........................       30,655         77
Purdue University Indiana University Revenue (Student Fee) Series O VRDB 2.950%..................          295        295
                                                                                                               ----------
                                                                                                                   35,667

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SR&F High-Yield Municipals Portfolio Continued
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

                                                                                                     Principal     Market
                                                                                                        Amount      Value
---------------------------------------------------------------------------------------------------------------------------
Iowa (0.5%)
Iowa Housing Finance Authority (AMBAC Insured) Zero Coupon 9/1/16................................     $ 11,160    $ 1,568

Kansas (0.7%)
Wichita Revenue (CSJ Health System) 7.000% 11/15/18..............................................        2,000      2,124

Louisiana (3.0%)
Calcasieu Parish Industrial Development Board PCR (Entergy Gulf States) 5.450% 7/1/10............          500        482
De Soto Parish Environmental Improvement Revenue (International Paper)
   Series A 7.700% 11/1/18 (c)...................................................................        2,500      2,834
Louisiana Public Facilities Authority Hospital Revenue
   (Women's Hospital Foundation, escrowed in U.S. Treasury securities, prerefunded to
     10/1/02) 7.250% 10/1/22.....................................................................        2,300      2,536
   (Progressive Healthcare Providers) 6.375% 10/1/28.............................................        2,000      1,885
   (Touro Infirmary Project) Series A 5.625% 8/15/29.............................................        1,400      1,344
                                                                                                               ----------
                                                                                                                    9,081
Massachusetts (3.2%)
Massachusetts Bay Transportation Authority Series 92B
   6.200% 3/1/16.................................................................................        5,825      6,427
Massachussetts State Development Finance Agency Revenue
   (Boston Biomedical Research) 5.650% 2/1/19....................................................          250        241
   (Loomis Community Project) Series A 5.625% 7/1/15.............................................          500        481
   (Loomis Community Project) Series A 5.750% 7/1/23.............................................          250        239
Massachusetts State Health & Educational Facilities Authority Revenue
   (Dana Farber Cancer Institute) 6.250% 12/1/22.................................................        2,000      2,104
                                                                                                               ----------
                                                                                                                    9,492
Michigan (1.2%)
Dickinson County Healthcare Systems Hospital Revenue 5.800% 11/1/24..............................        1,300      1,253
Michigan State Hospital Finance Authority Revenue (Detroit Medical Center)
   Series A 5.250% 8/15/28.......................................................................        1,000        856
Michigan Strategic Fund Limited Obligation Revenue (Michigan Sugar Company-Carollton)
   Series C 6.550% 11/1/25.......................................................................        1,500      1,532
                                                                                                               ----------
                                                                                                                    3,641
Minnesota (1.2%)
Maplewood Health Care Facility Revenue (Health East Project) 5.700% 11/15/02.....................          500        501
Minneapolis Revenue (Walker Methodist Senior Services) Series C 6.000% 11/15/28..................        1,300      1,256
New Hope Housing and Health Care Facilities Revenue (Minnesota Masonic Home North
   Ridge) 5.875% 3/1/29..........................................................................          900        858
Victoria Private School Facility Revenue (Holy Family Catholic High School)
   Series A 5.875% 9/1/29........................................................................        1,200      1,178
                                                                                                               ----------
                                                                                                                    3,793
Mississippi (3.0%)
Adams County Hospital Revenue (Jefferson Davis Memorial Hospital, escrowed in U.S. Treasury
   securities, prerefunded to 10/1/01) 7.900% 10/1/08............................................          750        822
Lowndes County Solid Waste Disposal PCR (Weyerhaeuser Company) 6.800% 4/1/22.....................        5,995      6,821
Mississippi Business Finance Corporation PCR (Systems Energy Research Project) 5.900% 5/1/22.....        1,250      1,219
                                                                                                               ----------
                                                                                                                    8,862
Missouri (1.8%)
Missouri Health & Educational Facilities Authority Health Facilities Revenue
   (Lutheran Senior Services) 5.750% 2/1/17......................................................        2,000      2,013
St. Louis Industrial Development Authority IDR (Kiel Center)
   7.875% 12/1/24 (c)............................................................................        3,000      3,233
                                                                                                               ----------
                                                                                                                    5,246

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SR&F High-Yield Municipals Portfolio Continued
--------------------------------------------------------------------------------

                                                                                                     Principal     Market
                                                                                                        Amount      Value
------------------------------------------------------------------------------------------------------------------------
Montana (0.2%)
Montana State Board of Housing Single-Family Mortgage
   Series B-1 7.300% 10/1/17.....................................................................       $  335     $  350
   Series B-2 7.500% 4/1/23 (c)..................................................................          370        386
                                                                                                               ----------
                                                                                                                      736
Nebraska (1.4%)
Nebraska Higher Education Loan Program Series A-6 Junior Subordinated
   (MBIA Insured) 6.450% 6/1/18 (c)..............................................................        4,000      4,197

Nevada (1.8%)
Clark County IDR (Nevada Power Company) Series A 5.900% 11/1/32 (c)..............................        3,000      3,007
Humboldt County PCR (Idaho Power Company) 8.300% 12/1/14.........................................        2,000      2,286
                                                                                                               ----------
                                                                                                                    5,293
New Hampshire (0.3%)
New Hampshire Higher Educational and Health Facilities Authority Revenue
   (Littleton Hospital Association) Series A 6.00% 5/1/28........................................        1,000        988

New Jersey (1.9%)
New Jersey Economic Development Authority Revenue Series A (Winchester Gardens Project,
   Marcus L. Ward Home) 8.625% 11/1/25...........................................................        5,000      5,644

New Mexico (3.1%)
Farmington PCR
   (Public Service Company of New Mexico) 6.300% 12/1/16.........................................        5,000      5,175
   (Tucson Electric Power Company) 6.950% 10/1/20................................................        2,000      2,162
New Mexico Educational Assistance Foundation Student Loan
   Revenue Subordinated Series A-2 6.650% 11/1/25 (c)............................................        1,955      2,013
                                                                                                               ----------
                                                                                                                    9,350
New York (4.5%)
New York City GO
   Series B (FGIC Insured) VRDB 2.900%...........................................................          200        200
   Series B 7.250% 8/15/07.......................................................................        1,000      1,145
   Series G 5.750% 2/1/14........................................................................        5,720      5,872
New York City Industrial Development Authority Special Facility Revenue
   (Terminal One Group Association) 6.000% 1/1/15 (c)............................................        3,465      3,599
New York City Municipal Water Finance Authority Water & Sewer
   Systems Revenue Series A VRDB 2.900%..........................................................          300        300
Triborough Bridge & Tunnel Authority Revenue Series E  7.250% 1/1/10.............................        2,000      2,269
                                                                                                               ----------
                                                                                                                   13,385
North Carolina (3.1%)
North Carolina Eastern Municipal Power Agency Revenue
   Series A 6.500% 1/1/18 (escrowed in U.S. Treasury securities).................................        3,320      3,820
   Series A 6.500% 1/1/18........................................................................        1,680      1,791
   Series B 6.000% 1/1/26........................................................................        3,500      3,542
                                                                                                               ----------
                                                                                                                    9,153
Ohio (3.2%)
Franklin County Hospital Revenue (Doctors OhioHealth Corporation) 5.600% 12/1/28.................        2,650      2,470
Greater Allen County Housing Development Corporation Revenue
   (Steiner-McBride Apartments) 10.250% 9/1/03...................................................        1,385      1,387
Highland County Joint Township Hospital Facilities Revenue 6.750% 12/1/29........................        1,250      1,278
Miami County Hospital Facility (Upper Valley Medical Center) Series A 6.375% 5/15/26.............        1,015      1,038
Ohio State Water Development Authority Solid Waste Disposal Revenue
   (Bay Shore Power Company) Series A 5.875% 9/1/20 (c)..........................................        3,500      3,456
                                                                                                               ----------
                                                                                                                    9,629

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SR&F High-Yield Municipals Portfolio Continued
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

                                                                                                     Principal     Market
                                                                                                        Amount      Value
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania (11.2%)
Allentown Area Hospital Authority Revenue (Sacred Heart Hospital) 7.500% 7/1/06..................      $ 3,460    $ 3,704
Beaver County Industrial Development Authority PCR (Toledo Edison Company) 7.625% 5/1/20.........        4,900      5,463
Dauphin County Industrial Development Authority Water Development Revenue
   (General Waterworks Corporation) Series A 6.900% 6/1/24 (c)...................................        3,200      3,770
Montgomery County Higher Education & Health Authority Hospital Revenue
   (Jeanes Health Systems, escrowed in U.S. Treasury securities, prerefunded to 7/1/00)
   8.750% 7/1/20.................................................................................        3,200      3,422
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
   (Northampton Generating)
     Series B 6.750% 1/1/07 (c)..................................................................        3,000      3,203
     Series A 6.500% 1/1/13 (c)..................................................................        2,000      2,088
Philadelphia Authority For Industrial Development Airport Revenue (Aero Philadelphia LLC)
   5.500% 1/1/24.................................................................................        1,000        919
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
   (Temple University Hospital) 5.875% 11/15/23..................................................        4,000      3,936
Philadelphia Municipal Authority Revenue Lease Series 1993D 6.250% 7/15/13.......................        2,500      2,611
Philadelphia Water & Sewer Revenue Tenth Series (escrowed in U.S. Treasury securities)
   7.350% 9/1/04 (d).............................................................................        4,085      4,481
                                                                                                               ----------
                                                                                                                   33,597
South Dakota (0.9%)
South Dakota Student Loan Assistance Corporation Series C (escrowed in U.S. Treasury securities)
   7.450% 8/1/00 (c).............................................................................        2,700      2,805

Tennessee (0.5%)
Metropolitan Government of Nashville & Davidson Counties Health and Educational Facilities
   Board Revenue (The Blakeford at Green Hills) 5.650% 7/1/24....................................        1,500      1,427

Texas (5.6%)
Abilene Health Facilities Development Corporation Retirement Facilities Revenue
   (Sears Methodist Retirement)
     Series A 5.900% 11/15/25....................................................................        2,100      2,013
     6.000% 11/15/29.............................................................................          500        485
Alliance Airport Authority Special Facilities Revenue (American Airlines) 7.000% 12/1/11 (c).....        4,070      4,653
Brazos Higher Education Authority Subordinated Series C-2 5.875% 6/1/04 (c)......................          390        393
Houston Airport System Revenue (Continental Airlines)
   6.125% 7/15/17 (c)............................................................................        2,000      2,030
   6.125% 7/15/27 (c)............................................................................        2,000      2,025
Richardson Hospital Authority (Baylor/Richardson) 5.625% 12/1/28.................................          900        842
Texas City IDR (Atlantic Richfield Company) 7.375% 10/1/20.......................................        2,000      2,478
Tyler Health Facilities Development Corporation (Mother Frances Hospital)
   Series A 5.625% 7/1/13........................................................................        1,785      1,742
                                                                                                               ----------
                                                                                                                   16,661
Utah (0.1%)
Utah Housing Finance Agency Single-Family Mortgage
   Series B-2 7.750% 1/1/23 (c)..................................................................           75         78
   Series C-3 7.550% 7/1/23 (c)..................................................................          190        198
                                                                                                               ----------
                                                                                                                      276
Virginia (2.9%)
Greensville County Industrial Development Authority Revenue (Wheeling Steel Project) Series A
   6.375% 4/1/04.................................................................................          125        124
   7.000% 4/1/14.................................................................................          555        543
Peninsula Ports Authority Revenue (Port Facility-Ziegler Coal) 6.900% 5/2/22.....................          825        821
Pittsylvania County Industrial Development Authority Revenue
   (Multitrade of Pittsylvania County L.P.) Series A
     7.450% 1/1/09 (c)...........................................................................        3,500      3,776
     7.550% 1/1/19 (c)...........................................................................        3,100      3,344
                                                                                                               ----------
                                                                                                                    8,608

SR&F High-Yield Municipals Portfolio Continued
--------------------------------------------------------------------------------

                                                                                                     Principal     Market
                                                                                                        Amount      Value
----------------------------------------------------------------------------------------------------------------------------
Washington (4.3%)
Quincy Water and Sewer Revenue Series I (escrowed in U.S. Treasury securities,
   prerefunded to 11/1/00) 9.250% 11/1/10........................................................      $ 2,375    $ 2,534
Washington State Health Care Facilities Authority Revenue (Sacred Heart Medical Center)
   6.875% 2/15/12................................................................................        1,500      1,589
Washington State Housing Finance Commission Single-Family Mortgage Revenue Series C
   (collateralized by GNMA/FNMA securities)
     Zero Coupon 1/1/22 (c)......................................................................        1,165        207
     Zero Coupon 7/1/22 (c)......................................................................        1,285        220
     Zero Coupon 1/1/23 (c)......................................................................        1,290        213
     Zero Coupon 7/1/23 (c)......................................................................        1,290        205
     Zero Coupon 1/1/24 (c)......................................................................        1,290        197
     Zero Coupon 7/1/24 (c)......................................................................        1,290        190
Washington State Public Power Supply System Nuclear Project No. 2 Revenue Series A
   Zero Coupon 7/1/07............................................................................        6,945      4,645
   6.300% 7/1/12.................................................................................        2,500      2,743
                                                                                                               ----------
                                                                                                                   12,743
Wisconsin (1.3%)
Wisconsin State Health & Educational Facilities Authority Revenue
   (Attic Angel Community) 5.750% 11/15/27.......................................................        1,250      1,181
   (Clement Manor) 5.750% 8/15/24................................................................        3,000      2,813
                                                                                                               ----------
                                                                                                                    3,994
Multi-State (0.7%)
Charter Mac Equity 6.625% 6/30/49................................................................        2,000      2,000
----------------------------------------------------------------------------------------------------------------------------
Total Municipal Securities (98.9%)
   (Cost $280,748) (e)...........................................................................                 296,407
Other Assets, Less Liabilities (1.1%)............................................................                   3,256
                                                                                                               ----------
Total Net Assets (100.0%)........................................................................                $299,663
                                                                                                               ----------

--------------------------------------------------------------------------------

(a) These securities have been restructured. Under the restructuring agreement, the maturity date has been extended to 2015 and the stated interest rates have been reduced. The securities earned 6.500% through December, 1998 and are currently accruing 7.500%. The accrual rate is scheduled to increase to 8.500% in November, 2001.

(b) Issuer is in default of certain debt covenants. Income is not being accrued.

(c) Security is subject to the federal alternative minimum tax. At June 30, 1999, the market value of these securities represented 26.2% of total net assets.

(d) Security was pledged to cover margin requirements for open future contracts. The following contracts were open at June 30, 1999:

                                     Number of         Contract                           Unrealized
       Type         Position         Contracts            Value        Expiration         Gain (Loss)
      -----         --------          --------          -------         ---------         ---------
U.S. T-Note             Long                94          $10,452            Sep-99           $146
U.S. T-Bond             Long                52            6,027            Sep-99           (109)

(e) At June 30, 1999, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized appreciation was $15,659, consisting of gross unrealized appreciation of $18,958 and gross unrealized depreciation of $3,299.

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calender days and normally incorporate an irrevocable letter of credit or line of credit from a major bank.


See accompanying Notes to Financial Statements.

Stein Roe Advisor High-Yield Municipals Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 1999
(All amounts in thousands, except per-share amount)

Assets
Investment in SR&F High-Yield Municipals Portfolio, at value....     $     931
Cash ...........................................................            40
Other assets....................................................             5
                                                                     ---------
   Total assets.................................................           976
                                                                     ---------

Liabilities
Dividends payable...............................................            (1)
Other liabilities...............................................           (39)
                                                                     ---------
   Total liabilities............................................           (40)
                                                                     ---------
   Net assets...................................................     $     936
                                                                     =========
Analysis of Net Assets
Paid-in capital.................................................     $     970
Overdistributed net investment income...........................            (1)
Accumulated net realized loss on investments and
     futures transactions.......................................           (26)
Net unrealized depreciation on investments and
     futures transactions.......................................            (7)
                                                                     ---------
   Net assets...................................................     $     936
                                                                     =========

Shares outstanding (unlimited number authorized)................            96
                                                                     =========

Net asset value per share.......................................     $    9.75
                                                                     =========


See accompanying Notes to Financial Statements.

Stein Roe Advisor High-Yield Municipals Fund
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 1999
(All amounts in thousands)

Investment Income
Interest allocated from SR&F High-Yield Municipals Portfolio......   $     115
                                                                     ---------

Expenses
Accounting fees...................................................          25
Audit and legal fees..............................................          14
SEC and state registration fees...................................          12
Expenses allocated from SR&F High-Yield Municipals Portfolio......           9
Trustees' fees....................................................           7
Printing and postage..............................................           6
Transfer agent fees...............................................           6
Other.............................................................          36
                                                                     ---------
   Total expenses.................................................         115
Reimbursement of expenses by investment advisor...................         (94)
                                                                     ---------
   Net expenses...................................................          21
                                                                     ---------
   Net investment income..........................................          94
                                                                     ---------
Realized and Unrealized Gain (Loss) on Investments and
     Futures Transactions
Net realized loss on investments and futures transactions
     allocated from SR&F High-Yield Municipals Portfolio..........         (24)
Change in unrealized appreciation or depreciation on
     investments and futures transactions.........................          (8)
                                                                     ---------
   Net loss on investments and futures transactions...............         (32)
                                                                     ---------
Net Increase in Net Assets Resulting from Operations..............   $      62
                                                                     =========


See accompanying Notes to Financial Statements.

Stein Roe Advisor High Yield Municipals Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)

                                                                       Year           Period
                                                                      Ended            Ended
                                                                   June 30,         June 30,
                                                                       1999          1998(a)
                                                                 ----------     -----------
Operations
Net investment income......................................        $     94         $     10
Net realized loss on investments and futures transactions..             (24)              (2)
Net change in unrealized appreciation or depreciation
     on investments and futures transactions...............              (8)               1
                                                                 ----------      -----------
   Net increase in net assets resulting from operations....              62                9
                                                                 ----------      -----------

Distributions to Shareholders
Distributions from net investment income...................             (95)             (10)
                                                                 ----------      -----------

Share Transactions
Subscriptions to fund shares...............................           1,604            1,078
Value of distributions reinvested..........................              85                2
Redemptions of fund shares.................................          (1,749)             (50)
                                                                 ----------      -----------
   Net increase (decrease) from share transactions.........             (60)           1,030
                                                                 ----------      -----------
   Net increase (decrease) in net assets...................             (93)           1,029
                                                                 ----------      -----------

Total Net Assets
Beginning of period........................................           1,029               --
                                                                 ----------      -----------
End of period..............................................        $    936         $  1,029
                                                                 ==========      ===========

Analysis of Changes in Shares of Beneficial Interest
Subscriptions to fund shares...............................             161              108
Issued in reinvestment of distributions....................               9               --
Redemptions of fund shares.................................            (177)              (5)
                                                                 ----------      -----------
   Net increase (decrease) in fund shares..................              (7)             103
Shares outstanding at beginning of period..................             103               --
                                                                 ----------      -----------
Shares outstanding at end of period........................              96              103
                                                                 ==========      ===========


(a)      From commencement of operations on February 4, 1998.



See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 1999
(All amounts in thousands)

Assets
Investments, at market value (cost $280,748)..................         $296,407
Interest receivable...........................................            5,510
Receivable for investments sold...............................            1,608
Cash..........................................................               30
Variation margin receivable on futures........................              131
                                                                     ----------
   Total assets...............................................          303,686
                                                                     ----------
Liabilities
Payable for investments purchased.............................            3,905
Payable to investment advisor.................................              117
Other liabilities.............................................                1
                                                                     ----------
   Total liabilities..........................................            4,023
                                                                     ----------
   Net assets applicable to investors' beneficial interest....         $299,663
                                                                     ==========


See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 1999
(All amounts in thousands)

Investment Income
Interest......................................................          $19,891
                                                                     ----------

Expenses
Management fees...............................................            1,400
Audit and legal fees..........................................               33
Accounting fees...............................................               32
Trustees' fee.................................................               13
Custodian fees................................................                2
Other.........................................................               22
                                                                     ----------
   Total expenses.............................................            1,502
                                                                     ----------
   Net investment income......................................           18,389
                                                                     ----------

Realized and Unrealized Gain (Loss) on Investments and Futures Transactions

Net realized gain on investments and futures transactions.....            3,631
Net change in unrealized appreciation or depreciation on
     investments and futures transactions.....................          (10,388)
                                                                     ----------
   Net loss on investments and futures transactions...........           (6,757)
                                                                     ----------
Net Increase in Net Assets Resulting from Operations..........          $11,632
                                                                     ==========


See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
(All amounts in thousands)
                                                         Year        Period
                                                         Ended        Ended
                                                       June 30,     June 30,
                                                         1999        1998(a)
                                                    ----------   -----------
Operations
Net investment income.............................    $ 18,389       $  7,847
Net realized gain (loss) on investments and
   futures transactions...........................       3,631           (214)
Net change in unrealized appreciation or
   depreciation on investments and
   futures transactions...........................     (10,388)        (1,762)
                                                    ----------    -----------
   Net increase in net assets resulting
     from operations..............................      11,632          5,871
                                                    ----------    -----------

Transactions in Investors' Beneficial Interest
Contributions.....................................      27,867        349,343
Withdrawals.......................................     (83,002)       (12,048)
                                                    ----------    -----------
   Net increase (decrease) from transactions
   in investors' beneficial ......................     (55,135)       337,295
                                                    ----------    -----------
   Net increase (decrease) in net assets..........     (43,503)       343,166

Total Net Assets
Beginning of period...............................     343,166             --
                                                    ----------    -----------
End of period.....................................   $ 299,663      $ 343,166
                                                    ==========    ===========


(a)      From commencement of operations on February 2, 1998.



See accompanying Notes to Financial Statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

(All amounts in thousands)


Note 1. Organization
Stein Roe Advisor High-Yield Municipals Fund (the "Fund") is a series of Liberty-Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio"), which seeks a high level of tax-free income by investing in long-term municipal securities principally of medium and lower quality.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe High-Yield Municipals Fund contributed $335,711 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 4, 1998, Advisor High-Yield Municipals Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 1999, Stein Roe High-Yield Municipals Fund and Advisor High-Yield Municipals Fund owned 99.7 percent and 0.3 percent, respectively, of the Portfolio.

Note 2. Significant Accounting Policies
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assump tions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income
    Investment transactions are accounted for on trade date. Interest income, including premium amortization, is recorded daily on an accrual basis. Realized gains or losses from investment transactions are reported on a specific identified cost basis.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. There were no when-issued or delayed delivery purchase commitments as of June 30, 1999.

Investment Valuations
    All securities are valued as of June 30, 1999. Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Futures Contracts
The Portfolio may enter into futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's Portfolio of Investments for a summary of open futures contracts at June 30, 1999.

Federal Income Taxes
    No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

The Fund intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized gains. At June 30, 1999, the Fund had capital loss carryforwards as follows:

                    Amount        Year of Expiration
                    -------         --------------

                      $24                2007
                        2                2006

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Note 3. Portfolio Composition
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. government or agency obligations and set aside to pay off the original issue at the first call date or maturity). Among the Portfolio's investments are securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 1999, investments in these securities represented 2.0 percent of the Portfolio's net assets. See the Portfolio's Portfolio of Investments for additional information regarding portfolio composition.

Note 4. Trustees' Fees and Transactions with Affiliates
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.
    The management fee for the Portfolio is computed at an annual rate of .45 of 1 percent of the first $100 million of average daily net assets, .425 of 1 percent of the next $100 million, and .40 of 1 percent thereafter. The administrative fee for the Fund is computed at an annual rate of .15 of 1 percent of the first $100 million of average daily net assets, .125 of 1 percent of the next $100 million, and .10 of 1 percent thereafter.
    The Advisor also provides fund accounting services.
    The Advisor had agreed to reimburse the Fund to the extent that expenses exceeded 1.10 percent of average annual net assets. This expense limitation expires on January 31, 2000.
    Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed .25 of 1% of average daily net assets.
    Transfer agent fees are paid to Liberty Funds Services, Inc., formerly Colonial Investor Services, Inc. (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company.
    Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust.

Note 5. Short-Term Debt
To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by either the Fund or the Portfolio during the year ended June 30, 1999.

Note 6. Investment Transactions
The Portfolio's aggregate cost of purchases and proceeds from sales or maturity of securities, excluding short-term obligations, for the year ended June 30, 1999, were $60,915 and $91,044, respectively.

Financial Highlights
--------------------------------------------------------------------------------

Stein Roe Advisor High-Yield Municipals Fund

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                                                    Year           Period
                                                                   Ended            Ended
                                                                June 30,         June 30,
                                                                    1999         1998 (a)
                                                             -----------      -----------
Net Asset Value, Beginning of Period......................      $   9.94         $  10.00
                                                                --------         --------
Income From Investment Operations
   Net investment income..................................          0.48             0.20
   Net realized and unrealized loss on
     investments and futures transactions.................         (0.18)           (0.06)
                                                                --------         --------
   Total from investment operations                                 0.30             0.14
                                                                --------         --------
Distributions
   Net investment income..................................         (0.49)           (0.20)
                                                                --------         --------
Net Asset Value, End of Period............................      $   9.75         $   9.94
                                                                ========         ========
Ratio of net expenses to average net assets (b)...........          1.10%            1.10% (e)
Ratio of net investment income to average net assets (c)..          4.88%            5.13% (e)
Total return..............................................          3.08%(d)         1.42%
Net assets, end of period (000's).........................      $    936         $  1,029

 (a)From commencement of operations on February 4, 1998.
 (b)If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 5.97% and 16.25% for 1999 and 1998, respectively.
 (c)Computed giving effect to Advisor's expense limitation undertaking.
 (d)0.50% of the return for the fiscal year ended June 30, 1999 is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return for the Fund for this period would have been 2.58%.
 (e)Annualized.

--------------------------------------------------------------------------------
   Federal Income Tax Information (unaudited)
   100% of the income distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SR&F High-Yield Municipals Portfolio

                                                              Year           Period
                                                             Ended            Ended
                                                          June 30,         June 30,
Select Ratios                                                 1999         1998 (a)
                                                       --------------   ---------------
Ratio of net expenses to average net assets............       0.45%            0.47% (b)
Ratio of net investment income to average net assets...       5.55%            5.72% (b)
Portfolio turnover rate................................         19%               3%


(a)From commencement of operations on February 2, 1998.
(b)Annualized.

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders, Holders of Investors' Beneficial Interests, and Board of Trustees of Liberty-Stein Roe Advisor Trust and
SR&F Base Trust

Stein Roe Advisor
   High-Yield Municipals Fund
SR&F High-Yield
   Municipals Portfolio

We have audited the accompanying statement of assets and liabilities of Stein Roe Advisor High-Yield Municipals Fund as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended June 30, 1999, and the period from February 4, 1998 to June 30, 1998. We have also audited the accompanying statements of assets and liabilities, including the portfolio of investments, of SR&F High-Yield Municipals Portfolio as of June 30, 1999 and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended June 30, 1999 and the period from February 2, 1998 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's and Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stein Roe Advisor High-Yield Municipals Fund and SR&F High-Yield Municipals Portfolio at June 30, 1999, the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

[ERNST + YOUNG SIGNATURE]


Boston, Massachusetts
August 11, 1999

Advisor Trust
--------------------------------------------------------------------------------

Trustees
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial Officer,
  United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General
  Counsel, Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners
Officers
Thomas W. Butch, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Assistant Secretary
Loren A. Hansen, Executive Vice President
Gary A. Anetsberger, Senior Vice President,
  Treasurer
J. Kevin Connaughton, Vice President
Timothy Jacoby, Vice President
Michael P. Kennedy, Vice President
Gail D. Knudsen, Vice President
Stephen F. Lockman, Vice President
Lynn C. Maddox, Vice President
Jane M. Naeseth, Vice President
Nicolette D. Parrish, Vice President,
  Assistant Secretary
Sharlene Thomas, Vice President
Heidi J. Walter, Vice President, Secretary
Janet B. Rysz, Assistant Secretary
Patricia Judge, Controller

Agents and Advisors
Stein Roe & Farnham Incorporated
   Investment Advisor
State Street Bank and Trust Company
   Custodian
Liberty Funds Services, Inc.
   Transfer Agent
Bell, Boyd & Lloyd
   Legal Counsel to the Trust
Ernst & Young LLP
   Independent Auditors

                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                      Liberty Funds Distributor, Inc. 8/99